ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Jun. 30, 2020
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization – Recon Technology, Ltd (the “Company”) was incorporated under the laws of the Cayman Islands on August 21, 2007 as a limited liability company. The Company provides specialized equipment, automation systems, tools, chemicals and field services to energy industry companies mainly in the People’s Republic of China (the “PRC”).

The Company, along with its wholly-owned subsidiaries, Recon Investment Ltd. (“Recon-IN”) and Recon Hengda Technology (Beijing) Co., Ltd. (“Recon-BJ”), conducts its business through the following PRC legal entities (“Domestic Companies”) that are consolidated as variable interest entities (“VIEs”) and operate in the Chinese energy industry:

1.	Beijing BHD Petroleum Technology Co., Ltd. (“BHD”),
2.	Nanjing Recon Technology Co., Ltd. (“Nanjing Recon”).

The Company has signed Exclusive Technical Consulting Service Agreements with each of the Domestic Companies, which are its VIEs, and Equity Interest Pledge Agreements and Exclusive Equity Interest Purchase Agreements with their shareholders. Through these contractual arrangements, the Company has the ability to substantially influence each of the Domestic Companies’ daily operations and financial affairs, appoint their senior executives and approve all matters requiring shareholder approval. As a result of these contractual arrangements, which enable the Company to control the Domestic Companies, the Company is considered as the primary beneficiary of each Domestic Company. Thus, the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.

On February 21, 2019, the Company’s board of directors approved transferring the VIEs and VIE-controlled companies from Jining Recon Technology Ltd. (“Recon-JN”) to Recon-BJ. At the time, both Recon-JN and Recon-BJ were the Company’s wholly owned subsidiaries in China. On April 1, 2019, the Company completed the VIE transfer process and then completed the dissolution of Recon-JN on April 10, 2019, and subsequently completed the dissolution of Recon Technology Co., Limited (“Recon HK”) on May 15, 2020. The Company does not expect any negative impact of this process on its operations.

On December 17, 2015, Huang Hua BHD Petroleum Equipment Manufacturing Co. LTD, a fully owned subsidiary established by BHD was organized under the laws of the PRC, focusing on the design, assemble and manufacture of hearing equipment.

Gan Su BHD Environmental Technology Co., Ltd (“Gan Su BHD”) was established on May 23, 2017, with registered capital of ¥50 million. The paid in capital was ¥20,735,000 ($2,932,927) as of June 30, 2020. BHD owns an interest of 51% of Gan Su BHD, which is focusing on oilfield sewage treatment and oily sludge disposal projects.

Qing Hai BHD New Energy Technology Co., Ltd. (“Qinghai BHD”) was established on October 16, 2017, with registered capital of ¥50 million. The paid in capital was ¥4,200,000  ($594,082) as of June 30, 2020. BHD owned an interest of 55% of Qinghai BHD previously; however, based on an agreement signed by the shareholders of Qinghai BHD dated October 23, 2018, each of the other two individual shareholders agreed to reduce 10% of their equity interests. As a result, Qinghai BHD returned ¥200,000 paid in capital back to one of the individual shareholders. After the new arrangement, BHD owns a total interest of 75% of Qinghai BHD. The remaining paid in capital should be contributed by BHD and the other individual shareholder is ¥33,300,000  ($4,710,223) and ¥12,500,000  ($1,768,102), respectively. Based on its charter dated September 29, 2017, the remaining paid in capital will be injected before September 29, 2036.

Nature of Operations – The Company engages in (1) providing equipment, tools and other components and parts related to oilfield production and other energy industries companies, including simple installations in connection with some projects; (2) services to improve production and efficiency of exploited oil wells, (3) developing and selling its own specialized industrial automation control and information solutions, and (4) design, test and implement solution of sewage and oily sludge treatment, production and sales of related integrated equipment and project services.

Impact of Covid-19  - In January 2020, the World Health Organization declared the COVID-19 outbreak a global health emergency as the coronavirus outbreak continued to spread beyond China. In compliance with the government health emergency rules in place, the Company temporarily closed offices in varies provinces in China and ceased production operations since Chinese New Year. The Company gradually resumed operation and production since March, 2020. In short term, the Company’s business was affected negatively. However, at this stage, the Company doesn’t expect a significant impact on the Company’s operations and financial results in a long run.